SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Oregon Energy LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the classes of property and equipment

Useful life
Asset classes	in years
Buildings	20
Furniture and equipment	4 to 5
Moveable equipment	4
Other equipment	5